UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Banks - 5.7%
Bank of America	433,580		12,773,267
Comerica	66,586		6,006,057
JPMorgan Chase & Co.	106,519		12,019,604
SVB Financial Group	22,453	[a]	6,979,066
			37,777,994
Capital Goods - 7.7%
Boeing	16,647		6,191,019
Deere & Co.	50,834		7,641,875
Eaton	69,770		6,051,152
Honeywell International	65,815		10,951,616
Illinois Tool Works	69,098		9,751,110
Ingersoll-Rand	106,168		10,860,986
			51,447,758
Consumer Durables & Apparel - 1.7%
NIKE, Cl. B	136,644		11,576,480
Consumer Services - 2.5%
MGM Resorts International	254,610		7,106,165
Yum! Brands	106,900		9,718,279
			16,824,444
Diversified Financials - 5.5%
Charles Schwab	151,910		7,466,376
Intercontinental Exchange	104,170		7,801,291
Invesco	317,086		7,254,928
Synchrony Financial	233,950		7,271,166
Voya Financial	133,200		6,616,044
			36,409,805
Energy - 5.9%
Anadarko Petroleum	163,280		11,006,705
Andeavor Logistics	52,086		7,995,201
Chevron	69,599		8,510,566
Pioneer Natural Resources	32,664		5,689,742
Valero Energy	53,879		6,128,736
			39,330,950
Food & Staples Retailing - 1.1%
Costco Wholesale	31,016		7,285,038
Food, Beverage & Tobacco - 4.8%
Constellation Brands, Cl. A	33,494		7,221,976
Mondelez International, Cl. A	225,738		9,697,704
Monster Beverage	117,567	[a]	6,851,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Food, Beverage & Tobacco - 4.8% (continued)
Philip Morris International	102,361		8,346,516
			32,118,001
Health Care Equipment & Services - 6.4%
Abbott Laboratories	98,340		7,214,222
Align Technology	23,635	[a]	9,246,485
CVS Health	41,962		3,303,249
Medtronic	101,948		10,028,625
UnitedHealth Group	47,692		12,687,980
			42,480,561
Household & Personal Products - .5%
Colgate-Palmolive	55,190		3,694,971
Insurance - .7%
Hartford Financial Services	100,700		5,030,972
Materials - 2.6%
Celanese, Ser. A	71,625		8,165,250
DowDuPont	99,290		6,385,340
Nucor	43,240		2,743,578
			17,294,168
Media - 2.5%
Comcast, Cl. A	248,243		8,790,285
Walt Disney	66,867		7,819,427
			16,609,712
Pharmaceuticals Biotechnology & Life Sciences - 8.7%
Allergan	37,588		7,159,762
Biogen	10,466	[a]	3,697,742
Bristol-Myers Squibb	67,070		4,163,706
Exact Sciences	43,798	[a,b]	3,456,538
Gilead Sciences	85,940		6,635,427
Illumina	21,243	[a]	7,797,456
Johnson & Johnson	42,122		5,819,997
Merck & Co.	123,991		8,795,922
Pfizer	239,098		10,537,049
			58,063,599
Real Estate - 2.5%
American Tower	70,316	[c]	10,216,915
Equinix	15,472	[c]	6,697,674
			16,914,589
Retailing - 7.4%
Amazon. com	15,559	[a]	31,164,677
Home Depot	50,142		10,386,915
Netflix	21,402	[a]	8,007,130
			49,558,722
Semiconductors & Semiconductor Equipment - 4.9%
Lam Research	18,162		2,755,175

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Semiconductors & Semiconductor Equipment - 4.9%
(continued)
Marvell Technology Group		325,079		6,274,025
NVIDIA		54,138		15,213,861
Texas Instruments		76,053		8,159,726
				32,402,787
Software & Services - 16.6%
Adobe Systems		51,853	[a]	13,997,717
Alphabet, Cl. A		18,415	[a]	22,228,378
Atlassian		84,327	[a]	8,107,198
Electronic Arts		87,165	[a]	10,502,511
Facebook, Cl. A		30,798	[a]	5,065,039
Microsoft		75,597		8,646,029
salesforce.com		70,434	[a]	11,201,119
Splunk		66,066	[a]	7,988,040
Visa, Cl. A		94,078	[b]	14,120,167
Worldpay, Cl. A (Vantiv)		85,760	[a]	8,684,915
				110,541,113
Technology Hardware & Equipment - 6.9%
Apple		141,093		31,850,334
Cisco Systems		139,135		6,768,918
Corning		202,218		7,138,295
				45,757,547
Telecommunication Services - 1.0%
AT&T		87,324		2,932,340
T-Mobile US		49,882	[a]	3,500,719
				6,433,059
Transportation - 1.7%
CSX		149,350		11,059,367
Utilities - 2.4%
Exelon		176,560		7,708,610
NextEra Energy		49,220		8,249,272
				15,957,882
Total Common Stocks (cost $442,015,022)				664,569,519
	7-Day
	Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,243,212)	2.01	2,243,212	[d]	2,243,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $444,258,234)	100.1%	666,812,731
Liabilities, Less Cash and Receivables	(.1%)	(334,078)
Net Assets	100.0%	666,478,653

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $17,400,904 and the value of the collateral held by the fund was $17,644,968, consisting of U.S. Government & Agency securities.
[c] Investment in real estate investment trust.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	664,569,519	-	-	664,569,519
Registered Investment
Company	2,243,212	-	-	2,243,212

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $222,554,497, consisting of $227,523,451 gross unrealized appreciation and $4,968,954 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Capital Goods - 11.1%
Boeing	4,558		1,695,120
Fluor	17,662		1,026,162
Honeywell International	7,303		1,215,219
Illinois Tool Works	7,362		1,038,925
Ingersoll-Rand	14,673		1,501,048
Lockheed Martin	3,150		1,089,774
Roper Technologies	3,233		957,647
			8,523,895
Consumer Durables & Apparel - 1.5%
NIKE, Cl. B	13,469		1,141,094
Consumer Services - 2.9%
MGM Resorts International	22,460		626,859
Six Flags Entertainment	9,756	[a]	681,164
Yum! Brands	9,704		882,191
			2,190,214
Diversified Financials - 5.2%
Charles Schwab	13,417		659,446
CME Group	4,086		695,478
MSCI	3,543		628,564
Visa, Cl. A	13,539	[a]	2,032,068
			4,015,556
Energy - 1.6%
Continental Resources	10,010	[b]	683,483
Diamondback Energy	4,091	[a]	553,062
			1,236,545
Food & Staples Retailing - 1.0%
Costco Wholesale	3,331		782,385
Food, Beverage & Tobacco - 3.7%
Constellation Brands, Cl. A	3,521		759,198
Mondelez International, Cl. A	23,018		988,853
Monster Beverage	11,659	[b]	679,487
Philip Morris International	4,849		395,387
			2,822,925
Health Care Equipment & Services - 6.5%
Align Technology	3,663	[b]	1,433,039
Medtronic	8,125		799,256
Teladoc	9,688	[a,b]	836,559
UnitedHealth Group	7,176		1,909,103
			4,977,957

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - .6%
Colgate-Palmolive	6,354		425,400
Materials - 2.2%
Celanese, Ser. A	9,319		1,062,366
FMC	7,492		653,153
			1,715,519
Media - 2.0%
Comcast, Cl. A	20,567		728,277
Walt Disney	6,607		772,623
			1,500,900
Pharmaceuticals Biotechnology & Life Sciences - 7.6%
Allergan	4,476		852,588
Biogen	1,016	[b]	358,963
Bristol-Myers Squibb	13,414		832,741
Celgene	3,795	[b]	339,615
Exact Sciences	11,245	[a,b]	887,455
Gilead Sciences	10,084		778,586
Illumina	2,909	[b]	1,067,778
Vertex Pharmaceuticals	3,567	[b]	687,504
			5,805,230
Real Estate - 1.2%
Equinix	2,144	[c]	928,116
Retailing - 12.2%
Amazon. com	2,541	[b]	5,089,623
Booking Holdings	437	[b]	867,008
Lowe's	6,923		794,899
Netflix	4,205	[b]	1,573,217
The TJX Companies	8,726		977,487
			9,302,234
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices	26,940	[a,b]	832,177
Analog Devices	7,565		699,460
NVIDIA	8,950		2,515,129
Texas Instruments	3,554		381,309
			4,428,075
Software & Services - 23.7%
Adobe Systems	6,382	[b]	1,722,821
Alphabet, Cl. A	3,774	[b]	4,555,520
Atlassian	11,181	[b]	1,074,941
Black Knight	13,050	[b]	677,947
Electronic Arts	11,356	[b]	1,368,284
Facebook, Cl. A	7,232	[b]	1,189,375
Intuit	3,506		797,264
MasterCard, Cl. A	2,396		533,374
Microsoft	26,709		3,054,708

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 23.7% (continued)
Proofpoint		5,407	[b]	574,926
Salesforce.com		9,140	[b]	1,453,534
Splunk		9,256	[b]	1,119,143
				18,121,837
Technology Hardware & Equipment - 10.5%
Apple		27,691		6,250,966
Arista Networks		2,655	[b]	705,858
Corning		29,590		1,044,527
				8,001,351
Total Common Stocks (cost $45,759,033)				75,919,233
	7-Day
	Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $503,115)	2.01	503,115	[d]	503,115

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $807,016)	1.97	807,016	[d]	807,016
Total Investments (cost $47,069,164)		101.0%		77,229,364
Liabilities, Less Cash and Receivables		(1.0%)		(801,590)
Net Assets		100.0%		76,427,774

[a] Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $5,467,549 and the value of the collateral held by the fund was $5,559,377, consisting of cash collateral of $807,016 and U.S. Government & Agency securities valued at $4,752,361.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	75,919,233	-	-	75,919,233
Registered Investment
Companies	1,310,131	-	-	1,310,131

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $30,160,200, consisting of $30,347,926 gross unrealized appreciation and $187,726 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)